The Company, basis of presentation and significant accounting policies - The Company's interest in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fresenius Medical Care Australia Pty. Ltd.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Deutschland GmbH
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care France S.A.S.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care GmbH
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Holdings, Inc. (FMCH)
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Italia S.p.A.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Korea Ltd.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Ltda.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care Shanghai Ltd.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Medical Care (U.K.) Ltd.
Subsidiaries
Ownership percentage	100.00%	100.00%
National Medical Care of Spain, S.A.U.
Subsidiaries
Ownership percentage	100.00%	100.00%
NephroCare Portugal, S.A.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Nephrocare Polska Sp. z.o.o.
Subsidiaries
Ownership percentage	100.00%	100.00%
Fresenius Nephrocare Romania S.r.l.
Subsidiaries
Ownership percentage	100.00%	100.00%